Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill [Abstract]
Schedule of Goodwill
	As of December 31, 2024		Additions	Disposals	As of December 31, 2025

Cost	Ps.	1,599,718	-	-	1,599,718

	As of December 31, 2023		Additions	Disposals	As of December 31, 2024

Cost	Ps.	1,599,718	-	-	1,599,718

	As of January 1, 2023		Additions	Disposals	As of December 31, 2023

Cost	Ps.	1,599,718			1,599,718

Schedule of Goodwill Balances

The Group’s goodwill balances were allocated as follows:

	As of December 31:
	2025		2024	2023

Jafra Mexico	Ps.	1,250,132	1,250,132	1,250,132
Betterware		348,441	348,441	348,441
Finayo		1,145	1,145	1,145
Total	Ps.	1,599,718	1,599,718	1,599,718

Schedule of Key Assumptions used in the Estimation of the Recoverable Amount

The key assumptions used in the estimation of the recoverable amount are set out below:

	2025		2024		2023
In percentages	Betterware	Jafra Mexico	Betterware	Jafra Mexico	Betterware	Jafra Mexico
Discount rate	11.1	14.8	12.4	15.1	14.7	16.7
Average revenue growth rate	5.5	6.9	4.6	14.5	5.0	9.0

Other assumptions:

	2025		2024		2023
In percentages	Betterware	Jafra México	Betterware	Jafra México	Betterware	Jafra México
Terminal value growth rate	3.7	3.0	3.7	3.0	3.3	3.3
EBITDA margin (earnings before interest, taxes, depreciation and amortization)	23.4	20.0	22.2	20.6	27.5	19.0